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Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND
UBS U.S. Small Cap Growth Fund
Investment objective
The Fund seeks to provide long-term capital appreciation.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) Inc., the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor") exercises investment discretion. Clients pay a wrap fee or a similar advisory fee to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which the Advisor or its affiliates have signed a separate investment management agreement, pursuant to which such clients pay an advisory fee.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Class P2 Prospectus UBS U.S. SMALL CAP GROWTH FUND CLASS P2
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class P2 Prospectus UBS U.S. SMALL CAP GROWTH FUND CLASS P2
Management fees	0.85%
Distribution and/or service (12b-1) fees	none
Other expenses	0.45%	[1],[2]
Total annual fund operating expenses	1.30%
Less management fee waiver/expense reimbursements	1.15%	[3]
Total annual fund operating expenses after management fee waiver/expense reimbursements	0.15%	[3]
[1]	"Other expenses" are based on estimates for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[2]	"Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 0.46%.
[3]	The Trust, with respect to the Fund, and the Advisor, have entered into a written agreement pursuant to which the Advisor has agreed to waive its management fees and retained administration fees, and to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses), to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2024, do not exceed 0.15% for Class P2 shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | CLASS P2 | USD ($)	15	298	602	1,467

Portfolio turnover

The Fund pays transaction costs, such as mark-ups, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal strategies

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of US small capitalization companies. Small capitalization companies are those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase. However, the Fund may invest a portion of its assets in securities outside of this range. Investments in equity securities may include, but are not limited to, common stock and preferred stock; equity securities of real estate investment trusts ("REITs"); and exchange-traded funds ("ETFs"). The Fund may invest up to 20% of its net assets in foreign securities.

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering ("IPO").

Management process

In selecting securities, the Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, the Advisor considers earnings revision trends, positive stock price momen-

tum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Fund is classified by UBS AM (Americas) as an "ESG-integrated" fund. The Fund's investment process integrates material sustainability and/or environmental, social and governance ("ESG") considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. ESG considerations and weights considered may change over time. The Fund's portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Main risks
Performance

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. There is no performance information quoted for the Class P2 shares of the Fund as the Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Returns for Class P2 shares will differ from the Class P shares to the extent that the Class P2 shares are subject to different expenses. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance. Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other classes will vary from the Class P shares' after-tax returns shown.

Total return (Class P)

Total return January 1 - September 30, 2023: 0.86% Best quarter during calendar years shown—2Q 2020: 41.31% Worst quarter during calendar years shown—4Q 2018: (24.27)%
Average annual total returns (for the periods ended December 31, 2022)
Average Annual Returns - Class P2 Prospectus - UBS U.S. SMALL CAP GROWTH FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS P	(28.12%)	8.55%	11.51%	Sep. 30, 1997
After Taxes on Distributions | CLASS P	(28.96%)	5.40%	8.30%
After Taxes on Distributions and Sale of Fund Shares | CLASS P	(16.06%)	6.35%	8.68%
Russell 2000 Growth Index	(26.36%)	3.51%	9.20%